Note 12 Other Income/Write-off of Liabilities	12 Months Ended
Dec. 31, 2014
Other Income Write Off Of Liabilities [Abstract]
Other Income Write Off Of Liabilities [Text Block]

Note 12. Other Income/Write-off of Liabilities

During the year ended December 31, 2014, the statute on a research contract, initially entered into in 2005 and amended and breached in 2010 expired in accordance with Section 337 of the California Code of Civil Procedures. Accordingly, we wrote off all balances included in accounts payable and accrued liabilities on our books relating to this contract. The amount recorded to Other Income was $1.2 million for the year ended December 31, 2014.